Organization And Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
Summary of Information About Consolidated Financial Statements And Company Principal Subsidiaries
The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2020	2021	2022	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	-	100	100	British Virgin Island	Holding company
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company
V Capital Venture Sdn Bhd	19.08.2014	100	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Accuventures Sdn Bhd	22.06.2015	-	80	80	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.10.2020	-	80	80	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming
V Capital Advisory Sdn Bhd	12.02.2018	100	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited	01.03.2016	100	100	100	British Virgin Island	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Imej Jiwa Communication Sdn Bhd	29.10.2012	-	100	100	Malaysia	Provision of investor relation consultation services.
AB Management and Consultancy Sdn Bhd	05.04.2020	-	80	80	Malaysia	Holding company
Elmu Education Group Sdn Bhd	03.12.2020	-	56	56	Malaysia	Education and training services
Elmu V Sdn Bhd	18.05.2021	-	69.2	69.2	Malaysia	Education and training services
Elmu Higher Education Sdn Bhd	24.05.2021	-	56	56	Malaysia	Education and training services
V Capital Real Estate Sdn Bhd	05.07.2021	-	100	100	Malaysia	Dormant
V Capital Robotics Sdn Bhd	12.10.2021	-	100	100	Malaysia	Dormant
TGI V Sdn Bhd	12.11.2021	-	100	100	Malaysia	Dormant
VCIG Limited	29.04.2020	-	100	100	British Virgin Island	Dormant
V Galactech Sdn Bhd	12.01.2022	-	-	100	Malaysia	Provision of information technology development
VC Acquisition Ltd	04.01.2022	-	-	100	Malaysia	Dormant
VC Acquisition II Ltd	04.01.2022	-	-	100	British Virgin Island	Dormant